UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     /s/  Arthur O. Poltrack     Greenwich, CT     August 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $1,588,897 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADECCO SA ADR               SPONSRD ADR         006754105    35569  2981474 SH       SOLE                  2981474        0        0
AES CORP                    COM                 00130H105    22111   513608 SH       SOLE                   513608        0        0
AFLAC                       COM                 001055102    18460   586211 SH       SOLE                   586211        0        0
AHOLD NV-ADR                SPONSRD ADR         500467303    31692  1007700 SH       SOLE                  1007700        0        0
AIR LIQUIDE ADR             SPONSRD ADR         009126202    29428  1034380 SH       SOLE                  1034380        0        0
AKZO NOBEL NV               COM                 010199305    36307   852673 SH       SOLE                   852673        0        0
AMGEN INC                   COM                 031162100    20965   345498 SH       SOLE                   345498        0        0
AOL TIME WARNER             COM                 00184A105    27874   525926 SH       SOLE                   525926        0        0
ASIA SATELLITE              COM                 04516X106     8873   494305 SH       SOLE                   494305        0        0
BARCLAYS ADS A              COM                 06738E204    36031   287092 SH       SOLE                   287092        0        0
BED BATH&BEYOND             COM                 075896100    24038   770453 SH       SOLE                   770453        0        0
BOEING CO                   COM                 097023105    21590   388303 SH       SOLE                   388303        0        0
BRISTOL MYERS SQUIBB CO     COM                 110122108    21710   415098 SH       SOLE                   415098        0        0
BUSINESS OBJ IC SPONS ADR   SPONSRD ADR         12328x107     9516   403202 SH       SOLE                   403202        0        0
CALPINE CORP                COM                 131347106    14727   389606 SH       SOLE                   389606        0        0
CANON INC ADR NEW           COM                 138006309    32443   787451 SH       SOLE                   787451        0        0
CENTERSPAN COMMUNICATIONS   COM                 152012100     1389   132200 SH       SOLE                   132200        0        0
CHECK POINT SOFTWARE TECH   COM                 m22465104    17839   352753 SH       SOLE                   352753        0        0
CHINA MOBILE                COM                 16941M109    35137  1311552 SH       SOLE                  1311552        0        0
CITIGROUP INC               COM                 172967101    28599   541234 SH       SOLE                   541234        0        0
COMVERSE TECHNOLOGY INC     COM                 205862402    19098   334470 SH       SOLE                   334470        0        0
CONCORD EFS                 COM                 206197105    26544   510364 SH       SOLE                   510364        0        0
DASSAULT SYS AD             COM                 237545108    29995   758394 SH       SOLE                   758394        0        0
EISAI CO LTD SPONS ADR      SPONSRD ADR         282579309    20788   925229 SH       SOLE                   925229        0        0
ELAN CORP PLC               COM                 284131208    52578   861930 SH       SOLE                   861930        0        0
EMC CORP MASS               COM                 268648102    21375   730889 SH       SOLE                   730889        0        0
FAMLY DOLLR STR             COM                 307000109    22870   892299 SH       SOLE                   892299        0        0
FANNIE MAE                  COM                 313586109    20994   246588 SH       SOLE                   246588        0        0
FRESENIUS MED               COM                 358029106    35355  1494925 SH       SOLE                  1494925        0        0
GENL ELECTRIC               COM                 369604103    18408   375963 SH       SOLE                   375963        0        0
GUCCI GRP NV                COM                 401566104    35909   434435 SH       SOLE                   434435        0        0
ING GROEP N V               COM                 456837103    39773   603808 SH       SOLE                   603808        0        0
INTERNATIONAL GAME TECH     COM                 459902102    14262   227282 SH       SOLE                   227282        0        0
JOHNSON & JOHNSON           COM                 479087207    25574   511480 SH       SOLE                   511480        0        0
KONINKLIJKE PHILIPS ELECT   COM                 500472303     8254   264668 SH       SOLE                   264668        0        0
KOREA TELECOM CORP ADR      SPONSRD ADR         50063P103    19484   886426 SH       SOLE                   886426        0        0
KYOCERA CORP                COM                 501556203    30065   337472 SH       SOLE                   337472        0        0
LUXOTTICA ADS               COM                 55068R202    50347  3146674 SH       SOLE                  3146674        0        0
MBNA CORP                   COM                 55262L100    33471  1014299 SH       SOLE                  1014299        0        0
MICROSOFT CORP              COM                 594918104    27218   372843 SH       SOLE                   372843        0        0
NOKIA ADR A                 COM                 654902204    33337  1502401 SH       SOLE                  1502401        0        0
NTT DOCOMO INC              COM                 62942M201    35836   413862 SH       SOLE                   413862        0        0
OMNICOM GROUP               COM                 681919106    21989   255691 SH       SOLE                   255691        0        0
ORIX CORPORATION            COM                 686330101    43944   900500 SH       SOLE                   900500        0        0
PEARSON PLC SPON ADR        SPONSRD ADR         705015105    32432  1904393 SH       SOLE                  1904393        0        0
PFIZER INC                  COM                 717081103    25512   636998 SH       SOLE                   636998        0        0
RADIO SHACK CORP            COM                 750438103    22948   752392 SH       SOLE                   752392        0        0
SAFEWAY INC                 COM                 786514208    17326   360966 SH       SOLE                   360966        0        0
SAP AG ADR                  SPONSRD ADR         803054204    46848  1335065 SH       SOLE                  1335065        0        0
SEATTLE FILMWOR             COM                 71940B109      437   437450 SH       SOLE                   437450        0        0
SERONO S A                  COM                 81752m101    17790   713036 SH       SOLE                   713036        0        0
SONY CORP ADR 1974 NEW      COM                 835699307    27375   416033 SH       SOLE                   416033        0        0
STMICROELECTRNC             COM                 861012102    40341  1204481 SH       SOLE                  1204481        0        0
TEVA PHARMACEUTICAL ADR     SPONSRD ADR         881624209    46045   739076 SH       SOLE                   739076        0        0
TMP WORLDWIDE INC           COM                 872941109    19735   328924 SH       SOLE                   328924        0        0
TNT POST                    COM                 888742103    35265  1703619 SH       SOLE                  1703619        0        0
TYCO INTL LTD               COM                 902124106    27260   500099 SH       SOLE                   500099        0        0
VODAFONE AIRTOUCH PLC       COM                 92857W100    33196  1485269 SH       SOLE                  1485269        0        0
WPP GROUP PLC               COM                 929309300    19559   389225 SH       SOLE                   389225        0        0
XILINX INC                  COM                 983919101    15062   365232 SH       SOLE                   365232        0        0